Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating loss	$ 408	$ 2,867
Deferred revenue	188,072	190,798
Unbilled cost	165,244	249,741
Software amortization	200,428	99,574
Allowance for doubtful accounts	28,252	30,597
Inventories obsolescence	26,956	4,035
Accrued Bonus	46,792	30,152
Other	20,676	16,352
Total deferred tax assets	676,828	625,676
Deferred tax liabilities
Unbilled revenue	(1,485,397)	(1,144,704)
Deferred government subsidiary income	(45,308)	(42,475)
Unrealized gain on short-term investment	(2,133)	(780)
Other	(1,354)	(1,374)
Total deferred tax liabilities	(1,534,192)	(1,189,333)
Net deferred tax liabilities	$ (857,364)	$ (563,657)